Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Dec. 31, 2024	Jun. 30, 2024
Accounts Payable And Accrued Liabilities
Trade payables	$ 2,475,840	$ 470,172
Accrued liabilities	7,257,994	219,772
TradeAndOtherCurrentPayables	$ 9,733,834	$ 689,944